                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund

                        Supplement Dated January 3, 2005
                        to the Class A, Class B, Class C,
                  and Class M Prospectus and Class Q Prospectus
                               dated March 1, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING Emerging Countries Fund's investment adviser, the expense limits for ING Emerging Countries Fund's Class A, Class B, Class C, Class M and Class Q shares are lowered to 2.10%, 2.85%, 2.85%, 2.60% and 2.10%, respectively. In addition, 0.10% of the 12b-1 fee for Class A shares is being waived. The Class A, Class B, Class C and Class M Prospectus and Class Q Prospectus are hereby revised as follows:

1. The information relating to ING Emerging Countries Fund in the tables under the heading "Operating Expenses Paid Each Year by the Funds" on pages 24 and 25 of the Class A, Class B, Class C, and Class M Prospectus is deleted and replaced with the following:

      CLASS A

                                        DISTRIBUTION                  TOTAL         WAIVERS,
                                        AND SERVICE                   FUND       REIMBURSEMENTS
                          MANAGEMENT      (12b-1)        OTHER      OPERATING         AND
FUND                         FEE            FEES      EXPENSES(2)   EXPENSES     RECOUPMENTS(3)     NET EXPENSES
----                      ----------    ------------  -----------   ---------    --------------     ------------
ING Emerging Countries    %     1.25          0.35         0.77         2.37          -0.27(4)            2.10

      CLASS B

                                        DISTRIBUTION                  TOTAL         WAIVERS,
                                        AND SERVICE                   FUND       REIMBURSEMENTS
                          MANAGEMENT      (12b-1)        OTHER      OPERATING         AND
FUND                          FEE           FEES      EXPENSES(2)   EXPENSES     RECOUPMENTS(3)     NET EXPENSES
----                      ----------    ------------  -----------   ---------    --------------     ------------
ING Emerging Countries    %     1.25         1.00         0.77         3.02            -0.17             2.85

      CLASS C

                                        DISTRIBUTION                  TOTAL         WAIVERS,
                                        AND SERVICE                   FUND       REIMBURSEMENTS
                          MANAGEMENT      (12b-1)        OTHER      OPERATING         AND
FUND                          FEE           FEES      EXPENSES(2)   EXPENSES     RECOUPMENTS(3)     NET EXPENSES
----                      ----------    ------------  -----------   ---------    --------------     ------------
ING Emerging Countries    %     1.25         1.00         0.77         3.02            -0.17             2.85

      CLASS M

                                        DISTRIBUTION                  TOTAL         WAIVERS,
                                        AND SERVICE                   FUND       REIMBURSEMENTS
                          MANAGEMENT      (12b-1)        OTHER      OPERATING          AND
FUND                          FEE           FEES      EXPENSES(2)   EXPENSES     RECOUPMENTS(3)     NET EXPENSES
----                      ----------    ------------  -----------   ---------    --------------     ------------
ING Emerging Countries    %     1.25         0.75         0.77         2.77            -0.17             2.60

2. The following sentence is added to the end of footnote 3 of the tables under the heading "Operating Expenses Paid Each Year by the Fund" on pages 25 and 26 of the Class A, Class B, Class C, and Class M Prospectus:

      Finally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Emerging Countries Fund to 2.10%, 2.85%, 2.85% and 2.60% for Class A, Class B, Class C and Class M shares, respectively, through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew this side agreement, the expense limits will revert to the limitations under ING Emerging Countries Fund's expense limitation agreement of 2.25%, 2.90%, 2.90% and 2.65% for Class A, Class B, Class C and Class M shares, respectively. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The following footnote is added to the column labeled "Waivers, Reimbursements and Recoupment" in the tables under the heading "Operating Expenses Paid Each Year by the Fund" on pages 25 and 25 of the Class A, Class B, Class C and Class M Prospectus:

      (4) ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of ING Emerging Countries Fund. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005. There is no guarantee that this waiver will continue after that date.

4. The information relating to ING Emerging Countries Fund in the tables under the heading "Examples" on pages 26 and 27 of the Class A, Class B, Class C, and Class M Prospectus is deleted and replaced with the following:

      CLASS A

FUND                                        1 YEAR            3 YEARS             5 YEARS             10 YEARS
----                                        ------            -------             -------             --------
ING Emerging Countries (1)                  $  776              1,248               1,745                3,106

      CLASS B

                                  IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                         -----------------------------------------        -----------------------------------------
FUND                     1 YEAR     3 YEARS    5 YEARS    10 YEARS        1 YEAR     3 YEARS    5 YEARS    10 YEARS
----                     ------     -------    -------    --------        ------     -------    -------    --------
ING Emerging             $  788       1,217      1,772       3,173           288         917      1,572       3,173
Countries (1)

      CLASS C

                                  IF YOU SELL YOUR SHARES                      IF YOU DON'T SELL YOUR SHARES
                         -----------------------------------------        -----------------------------------------
FUND                     1 YEAR     3 YEARS    5 YEARS    10 YEARS        1 YEAR     3 YEARS    5 YEARS    10 YEARS
----                     ------     -------    -------    --------        ------     -------    -------    --------
ING Emerging             $  388         917      1,572      $3,325           288         917      1,572       3,325
Countries (1)

      CLASS M

FUND                                        1 YEAR            3 YEARS             5 YEARS             10 YEARS
----                                        ------            -------             -------             --------
ING Emerging Countries (1)                  $  604              1,164               1,749                3,329

5. The following sentence is added to the end of footnote 3 of the table under the heading "Operating Expenses Paid Each Year by the Fund" on page 18 of the Class Q Prospectus.

      Finally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING Emerging Countries Fund to 2.10% for Class Q Shares through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under ING Emerging Countries Fund's expense limitation agreement of 2.15%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                           ING Global Real Estate Fund
                     ING International SmallCap Growth Fund
                            ING Worldwide Growth Fund

                        Supplement Dated January 3, 2005
               to the Statement of Additional Information ("SAI")
                               dated March 1, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING Emerging Countries Fund's investment adviser, the expense limits for ING Emerging Countries Fund's Class A, Class B, Class C, Class M and Class Q shares are lowered to 2.10%, 2.85%, 2.85%, 2.60% and 2.10%, respectively. In addition, 0.10% of the 12b-1 fee for Class A shares is being waived. The SAI is hereby revised as follows:

1. The information relating to ING Emerging Countries Fund in the table under the heading "Expense Limitation Agreements" on page 35 of the SAI is deleted and replaced with the following:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS M      CLASS Q
----
Emerging Countries(3)              2.10%      2.85%      2.85%       N/A        2.60%       2.10%

2.    In addition, the following footnote is added to the aforementioned table:

      (3) Effective January 1, 2005, pursuant to a side agreement , ING Investments has lowered the contractual expense limits for Emerging Countries Fund through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations in the current expense limit agreement of 2.25%, 2.90%, 2.90%, 2.65% and 2.15% for Class A, Class B, Class C, Class M and Class Q shares, respectively. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The following footnote is added to the information relating to ING Emerging Countries Fund in the table under the heading "Rule 12b-1 Plans" on page 38 of the SAI:

      (1) The Distributor has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of Emerging Countries Fund. The fee waiver is for the period beginning January 1, 2005 through December 31, 2005. There is no guarantee that this waiver will continue after that date.

Effective January 1, 2005, breakpoints are added to the Investment Advisory fee for ING Global Real Estate Fund. As a result of this change, the following is changed in the SAI:

1. The information relating to ING Global Real Estate Fund in the table under the heading "Investment Adviser Fees" on page 29 of the SAI is deleted and replaced with the following:

FUND                  ANNUAL INVESTMENT ADVISER FEE
Global Real Estate    1.00% on the first $250 million of the Fund's average daily net assets;
                      0.90% on the next $250 million of the Fund's average daily net assets; and
                      0.80% of the Fund's average daily net assets in excess of $500 million.

Effective January 1, 2005, breakpoints will be added to the Sub-Advisory fee for ING Global Real Estate Fund. As a result of this change, the following will change in the SAI:

1. The information relating to ING Global Real Estate Fund in the table under the heading "Sub-Advisory Agreements" on page 32 of the SAI is deleted and replaced with the following:

FUND                  ANNUAL SUB-ADVISORY FEE
Global Real Estate    0.50% on the first $250 million of the Fund's average daily net assets;
                      0.45% on the next $250 million of the Fund's average daily net assets; and
                      0.40% of the Fund's average daily net assets in excess of $500 million.

On November 10, 2004, the Board of Trustees ("Board") of the Trust approved three special meetings of shareholders to be held during the first quarter of 2005 to approve the following sub-adviser changes to several of the Trust's Funds.

FUND                                    CURRENT SUB-ADVISER              PROPOSED SUB-ADVISER
ING Emerging Countries Fund             ING Investment Management        Brandes Investment Partners, L.P.
("Emerging Countries Fund")             Advisors B.V.                    ("Brandes")

ING International SmallCap Growth       Nicholas-Applegate Capital       Acadian Asset Management, Inc.
Fund ("International SmallCap Growth    Management                       ("Acadian")
Fund")

ING Worldwide Growth Fund ("Worldwide   ING Investment Management Co.    NWQ Investment Management Company,
Growth Fund")                                                            LLC ("NWQ")

These meetings are scheduled to take place January 25, 2005 for Worldwide Growth Fund and February 15, 2005 for Emerging Countries and International SmallCap Growth Funds.

Pending shareholder approval, in connection with the change in sub-adviser to Emerging Countries Fund, effective March 1, 2005: the Fund's non-fundamental investment strategies and policies will be modified so that the sub-adviser will concentrate to a greater extent on "value investing."

Pending shareholder approval, in connection with the change in sub-adviser to International SmallCap Growth Fund, effective March 1, 2005: (1) the name of the Fund will change to ING International SmallCap Fund; and (2) the Fund's non-fundamental investment strategies and policies will be modified so that the sub-adviser will employ both a bottom-up analysis and a top-down analysis, thereby capturing value-added at both the stock and the country levels.

Pending shareholder approval, in connection with the change in sub-adviser to Worldwide Growth Fund, effective February 1, 2005: (1) the name of the Fund will change to ING Global Value Choice Fund; (2) the Fund's fundamental investment objective of "maximum long-term capital appreciation" will be changed to a non-fundamental investment objective of "long-term capital appreciation;" and
(3) the Fund's non-fundamental investment strategies and policies will be modified so that the sub-adviser will aim to provide superior risk-adjusted returns through an opportunistic value-oriented process.

Modifications to the SAI to reflect these changes are set below.

(1) All references to the current sub-adviser for Emerging Countries Fund will be replaced with the proposed sub-adviser, "Brandes Investment Partners, L.P."

(2) All references to the current sub-adviser for International SmallCap Growth Fund will be replaced with the proposed sub-adviser, "Acadian Asset Management, Inc."

(3) The name of the International SmallCap Growth Fund will be changed to "ING International SmallCap Fund." Therefore, all references to "ING International SmallCap Growth Fund" will be replaced with "ING International SmallCap Fund."

(4) All references to the current sub-adviser for Worldwide Growth Fund will be replaced with the proposed sub-adviser, "NWQ Investment Management Company, LLC."

(5) The name of the Worldwide Growth Fund will be changed to "ING Global Value Choice Fund." Therefore, all references to "ING Worldwide Growth Fund" will be replaced with "ING Global Value Choice Fund."

(6) The following disclosure will be added after the second paragraph on page 32 of the section entitled "Sub-Advisory Agreements":

            Pursuant to a Sub-Advisory Agreement between the Investment Adviser and Acadian, Acadian acts as Sub-Adviser to International SmallCap Fund. In this capacity, Acadian, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Acadian's address is Ten Post Office Square, Boston, MA 02109.

            Pursuant to a Sub-Advisory Agreement between the Investment Adviser and NWQ, NWQ acts as Sub-Adviser to ING Global Value Choice Fund ("Global Value Choice"). In this capacity, NWQ, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with its investment objectives and executes the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. The principal address of NWQ is 2049 Century Park East, 4th Floor, Los Angeles, California 90067. NWQ is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ.

(7) The table in the section entitled "Sub-Advisory Agreements" beginning on page 30 will be amended as follows:

FUND                                   ANNUAL SUB-ADVISORY FEE
----                                   -----------------------
Emerging Countries                     0.70% of the Fund's average daily net assets
International SmallCap                 0.55% of the first $140 million of the Fund's average
                                       daily net assets, 0.46% of the next
                                       $860 million of the Fund's average
                                       daily net assets, and 0.425% of the
                                       Fund's average daily net assets in
                                       excess of $1 billion

Global Value Choice                    0.40% of the value of the
                                       Fund's average daily net assets when
                                       transitioned to NWQ; 0.60% of the
                                       value in excess of the value of the
                                       Fund's average daily net assets when
                                       transitioned to NWQ.

This Supplement supercedes the Supplement dated December 8, 2004.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE